Taxation	6 Months Ended
Mar. 31, 2025
Taxation [Abstract]
TAXATION
10.	TAXATION

Cayman Islands

The Group is incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Group is not subject to income or capital gains taxes. In addition, dividend payments are not subject to withholdings tax in the Cayman Islands.

Hong Kong

According to Tax (Amendment) (No. 3) Ordinance 2018 published by Hong Kong government, since September 1, 2018, under the two-tiered profits tax rate regime, the profits tax rate for the first HKD2 million of assessable profits has been lowered to 8.25% (half of the rate specified in Schedule 8 to the Inland Revenue Ordinance (IRO)) for corporations. Work HK was not subject to Hong Kong profit tax for any period presented as it did not have assessable profit during the periods presented.

PRC

The Group’s subsidiaries in mainland China are all subject to PRC Enterprise Income Tax (“EIT”) on the taxable income in accordance with the relevant PRC income tax laws and regulations. The EIT rate for the Group’s operation in mainland China was 25% with the following exceptions.

Hangzhou Shanyou was qualified as a “high and new technology enterprise strongly supported by the State” in November 2017, which status was renewed in December 2023, and, thus, entitles Hangzhou Shanyou to an EIT rate of 15% for the three-year period expiring on December 8, 2026.

For qualified small and low-profit enterprises, from January 1, 2023 to December 31, 2027, 25% of the first RMB3.0 million of the assessable profit before tax is subject to a reduced tax rate of 20%. For the six months ended March 31, 2025, the Group has eight qualified small and low-profit enterprises in PRC, and thus they were eligible for the above reduced tax rate of 20%.

The income tax provision consisted of the following:

	For the six months ended March 31,
	2025	2024
	(Unaudited)	(Unaudited)
Current income tax expense	$(5,281)	$(47,834)
Deferred income tax benefit	97,032	27,784
Total income tax benefit (expense)	$91,751	$(20,050)

A reconciliation between the Group’s actual provision for income taxes and the provision at the PRC, mainland statutory rate is as follows:

	For the six months ended March 31,
	2025	2024
	(Unaudited)	(Unaudited)
(Loss) income before income tax expense	$(121,176)	$254,904
Income tax expense computed at statutory EIT rate of 25%	(30,294)	63,725
Reconciling items:
Effect of preferred tax rate	(18,473)	(30,817)
Additional deduction for R&D expenses	(37,962)	(26,817)
Change in valuation allowance	(9,103)	3,357
Tax effect of non-deductible items	4,081	10,602
Income tax (benefit) expense	$(91,751)	$20,050
Effective tax rate	75.72%	7.87%

Deferred tax assets/liabilities

As of March 31, 2025 and September 30, 2024, the significant components of the deferred tax assets and deferred tax liabilities are summarized below:

	As of March 31, 2025	As of September 30, 2024
	(Unaudited)
Deferred tax assets:
Allowance for credit loss	$198,005	$213,390
Inventories write-down	32,487	37,746
Lease Liabilities	1,304	—
Net operating loss carry forwards	66,563	78,210
Deferred tax assets, gross	298,359	329,346
Less: valuation allowance	(66,563)	(78,210)
Deferred tax assets, net	$231,796	$251,136
Deferred tax liabilities:
Right-of-use assets	1,304	—
Depreciation*	24,610	138,220
Deferred tax liabilities	25,914	138,220
Net deferred tax assets	$205,882	$112,916

*	The PRC income tax laws and regulations allow the Group to deduct certain machinery and equipment’s depreciation once for all at the time of purchase which is in excess of the related depreciation under accounting.

As of March 31, 2025, the Group had net operating loss carry forwards available to offset future taxable income, shown below:

Expiration year	Amount
2034	$66,563

Uncertain tax positions

The Group evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of March 31, 2025 and September 30, 2024, the Group did not have any significant unrecognized uncertain tax positions.